UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06444

Legg Mason Partners Equity Trust

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: September 30

Date of reporting period: December 31, 2015

ITEM 1.	SCHEDULE OF INVESTMENTS.

LEGG MASON PARTNERS EQUITY TRUST

QS BATTERYMARCH INTERNATIONAL DIVIDEND FUND

FORM N-Q

DECEMBER 31, 2015

QS BATTERYMARCH INTERNATIONAL DIVIDEND FUND

Schedule of investments (unaudited)	December 31, 2015

SECURITY	SHARES	VALUE
COMMON STOCKS - 99.2%
CONSUMER DISCRETIONARY - 8.4%
Household Durables - 1.3%
Berkeley Group Holdings PLC	481	$26,137	(a)

Media - 3.8%
RTL Group SA	154	12,872	(a)
SES, FDR	683	18,932	(a)
Sky PLC	1,261	20,631	(a)
Thomson Reuters Corp.	600	22,726

Total Media		75,161

Specialty Retail - 1.0%
USS Co., Ltd.	1,400	21,064	(a)

Textiles, Apparel & Luxury Goods - 2.3%
Li & Fung Ltd.	30,000	20,283	(a)
Yue Yuen Industrial Holdings Ltd.	7,506	25,452	(a)

Total Textiles, Apparel & Luxury Goods		45,735

TOTAL CONSUMER DISCRETIONARY		168,097

CONSUMER STAPLES - 16.2%
Food & Staples Retailing - 7.8%
Colruyt SA	400	20,545	(a)
Delhaize Group	267	26,008	(a)
Empire Co., Ltd., Class A Shares	600	11,161
FamilyMart Co., Ltd.	460	21,374	(a)
Koninklijke Ahold NV	1,190	25,125	(a)
Lawson Inc.	300	24,329	(a)
William Morrison Supermarkets PLC	6,561	14,238	(a)
Woolworths Ltd.	700	12,388	(a)

Total Food & Staples Retailing		155,168

Food Products - 1.3%
Nestle SA, Registered Shares	350	25,943	(a)

Household Products - 2.3%
Kimberly-Clark de Mexico SAB de CV, Class A Shares	8,476	19,776
Reckitt Benckiser Group PLC	274	25,221	(a)

Total Household Products		44,997

Personal Products - 1.3%
Unilever PLC	600	25,691	(a)

Tobacco - 3.5%
British American Tobacco PLC	417	23,160	(a)
Imperial Tobacco Group PLC	486	25,561	(a)
Japan Tobacco Inc.	600	22,030	(a)

Total Tobacco		70,751

TOTAL CONSUMER STAPLES		322,550

ENERGY - 0.8%
Oil, Gas & Consumable Fuels - 0.8%
Royal Dutch Shell PLC, Class B Shares	700	15,984	(a)

FINANCIALS - 22.8%
Banks - 8.2%
Bank of China Ltd., Class H Shares	39,000	17,262	(a)
Bendigo and Adelaide Bank Ltd.	1,757	15,183	(a)
BOC Hong Kong Holdings Ltd.	6,000	18,167	(a)
China Construction Bank Corp., Class H Shares	23,109	15,688	(a)
China Minsheng Banking Corp. Ltd., Class H Shares	16,577	16,410	(a)
HSBC Holdings PLC	1,800	14,205	(a)
National Bank of Canada	584	17,013
Oversea-Chinese Banking Corp., Ltd.	2,300	14,215	(a)
Swedbank AB, Class A Shares	781	17,152	(a)
Toronto-Dominion Bank	480	18,816

Total Banks		164,111

See Notes to Schedule of Investments.

QS BATTERYMARCH INTERNATIONAL DIVIDEND FUND

Schedule of investments (unaudited) (cont’d)	December 31, 2015

SECURITY	SHARES	VALUE
Insurance - 10.4%
Admiral Group PLC	900	$21,891	(a)
Direct Line Insurance Group PLC	3,876	23,152	(a)
Hannover Rueck SE	222	25,445	(a)
Hiscox Ltd.	1,621	25,173	(a)
Muenchener Rueckversicherungs-Gesellschaft AG (MunichRe), Registered Shares	102	20,428	(a)
Swiss Re AG	250	24,320	(a)
Talanx AG	825	25,506	(a)
Tryg A/S	1,301	25,838	(a)
Zurich Insurance Group AG	60	15,310	*(a)

Total Insurance		207,063

Real Estate Investment Trusts (REITs) - 1.3%
Link REIT	4,192	25,089	(a)

Real Estate Management & Development - 2.9%
Daito Trust Construction Co., Ltd.	200	23,155	(a)
PSP Swiss Property AG, Registered Shares	156	13,663	*(a)
Swiss Prime Site AG, Registered Shares	270	21,084	*(a)

Total Real Estate Management & Development		57,902

TOTAL FINANCIALS		454,165

HEALTH CARE - 10.1%
Health Care Providers & Services - 0.9%
Miraca Holdings Inc.	400	17,640	(a)

Pharmaceuticals - 9.2%
AstraZeneca PLC	286	19,336	(a)
GlaxoSmithKline PLC	937	18,926	(a)
Mitsubishi Tanabe Pharma Corp.	1,200	20,673	(a)
Novartis AG, Registered Shares	245	20,942	(a)
Otsuka Holdings Co., Ltd.	560	19,811	(a)
Roche Holding AG	78	21,496	(a)
Sanofi	154	13,140	(a)
Teva Pharmaceutical Industries Ltd., Sponsored ADR	398	26,125
Tsumura & Co.	800	22,183	(a)

Total Pharmaceuticals		182,632

TOTAL HEALTH CARE		200,272

INDUSTRIALS - 7.6%
Industrial Conglomerates - 1.8%
Jardine Matheson Holdings Ltd.	400	19,421	(a)
Siemens AG, Registered Shares	180	17,464	(a)

Total Industrial Conglomerates		36,885

Road & Rail - 2.6%
ComfortDelGro Corp., Ltd.	11,000	23,529	(a)
West Japan Railway Co.	400	27,591	(a)

Total Road & Rail		51,120

Trading Companies & Distributors - 1.0%
Sumitomo Corp.	1,900	19,352	(a)

Transportation Infrastructure - 2.2%
Beijing Capital International Airport Co., Ltd., Class H Shares	24,000	25,783	(a)
Hutchison Port Holdings Trust, Class U Shares	34,000	17,961	(a)

Total Transportation Infrastructure		43,744

TOTAL INDUSTRIALS		151,101

See Notes to Schedule of Investments.

QS BATTERYMARCH INTERNATIONAL DIVIDEND FUND

Schedule of investments (unaudited) (cont’d)	December 31, 2015

SECURITY	SHARES	VALUE
INFORMATION TECHNOLOGY - 2.5%
Communications Equipment - 1.0%
VTech Holdings Ltd.	1,900	$19,592	(a)

Semiconductors & Semiconductor Equipment - 1.1%
Siliconware Precision Industries Co., Ltd., Sponsored ADR	2,906	22,521

Technology Hardware, Storage & Peripherals - 0.4%
Neopost SA	310	7,565	(a)

TOTAL INFORMATION TECHNOLOGY		49,678

MATERIALS - 2.0%
Chemicals - 2.0%
Givaudan SA, Registered Shares	14	25,191	*(a)
Potash Corp. of Saskatchewan Inc.	900	15,415

TOTAL MATERIALS		40,606

TELECOMMUNICATION SERVICES - 15.4%
Diversified Telecommunication Services - 12.4%
BCE Inc.	406	15,686
Bezeq Israeli Telecommunication Corp., Ltd.	12,159	26,758	(a)
Elisa OYJ	704	26,476	(a)
HKT Trust and HKT Ltd.	20,000	25,508	(a)
Nippon Telegraph & Telephone Corp.	600	23,821	(a)
PCCW Ltd.	40,991	24,013	(a)
Proximus	700	22,710	(a)
Singapore Telecommunications Ltd.	8,600	22,133	(a)
Swisscom AG, Registered Shares	41	20,390	(a)
TDC A/S	3,136	15,557	(a)
Telefonica Deutschland Holding AG	4,250	22,689	(a)

Total Diversified Telecommunication Services		245,741

Wireless Telecommunication Services - 3.0%
NTT DoCoMo Inc.	1,200	24,595	(a)
Rogers Communications Inc., Class B Shares	637	21,968
StarHub Ltd.	5,400	14,046	(a)

Total Wireless Telecommunication Services		60,609

TOTAL TELECOMMUNICATION SERVICES		306,350

UTILITIES - 13.4%
Electric Utilities - 6.1%
Cheung Kong Infrastructure Holdings Ltd.	2,557	23,538	(a)
Chugoku Electric Power Co. Inc.	1,200	15,794	(a)
CLP Holdings Ltd.	2,933	24,929	(a)
Hokuriku Electric Power Co.	1,200	17,724	(a)
Scottish & Southern Energy PLC	1,055	23,624	(a)
Terna-Rete Elettrica Nazionale SpA	3,204	16,508	(a)

Total Electric Utilities		122,117

Gas Utilities - 2.1%
Osaka Gas Co., Ltd.	5,000	18,029	(a)
Tokyo Gas Co., Ltd.	4,933	23,172	(a)

Total Gas Utilities		41,201

Independent Power and Renewable Electricity Producers - 1.2%
Huaneng Power International Inc., Class H Shares	18,000	15,456	(a)
Tractebel Energia SA	1,000	8,404	(a)

Total Independent Power and Renewable Electricity Producers		23,860

Multi-Utilities - 2.9%
Centrica PLC	4,786	15,373	(a)
Engie SA	880	15,574	(a)
National Grid PLC	1,858	25,555	(a)

Total Multi-Utilities		56,502

See Notes to Schedule of Investments.

QS BATTERYMARCH INTERNATIONAL DIVIDEND FUND

Schedule of investments (unaudited) (cont’d)	December 31, 2015

SECURITY		SHARES	VALUE
Water Utilities - 1.1%
Severn Trent PLC		700	$22,449	(a)

TOTAL UTILITIES			266,129

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $1,795,100)			1,974,932

	RATE
SHORT-TERM INVESTMENTS - 0.3%
State Street Institutional Liquid Reserves Fund, Premier Class (Cost - $6,008)	0.225%	6,008	6,008

TOTAL INVESTMENTS - 99.5% (Cost - $1,801,108#)			1,980,940
Other Assets in Excess of Liabilities - 0.5%			9,127

TOTAL NET ASSETS - 100.0%			$1,990,067

*	Non-income producing security.

(a)	Security is valued in good faith in accordance with procedures approved by the Board of Trustees (See Note 1).

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:

ADR	— American Depositary Receipts
FDR	— Fiduciary Depositary Receipts

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

QS Batterymarch International Dividend Fund (the “Fund”) is a separate diversified investment series of Legg Mason Partners Equity Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Short-term fixed income securities that will mature in 60 days or less are valued at amortized cost, unless it is determined that using this method would not reflect an investment’s fair value. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

Notes to Schedule of Investments (unaudited) (continued)

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Long-term investments†:
Common stocks:
Consumer discretionary	$22,726	$145,371	—	$168,097
Consumer staples	30,937	291,613	—	322,550
Financials	35,829	418,336	—	454,165
Health care	26,125	174,147	—	200,272
Information technology	22,521	27,157	—	49,678
Materials	15,415	25,191	—	40,606
Telecommunication services	37,654	268,696	—	306,350
Other common stocks	—	433,214	—	433,214

Total long-term investments	$191,207	$1,783,725	—	$1,974,932

Short-term investments†	6,008	—	—	6,008

Total investments	$197,215	$1,783,725	—	$1,980,940

†	See Schedule of Investments for additional detailed categorizations.

For the period ended December 31, 2015, as a result of the fair value pricing procedures for international equities utilized by the Fund, certain securities have transferred in and out of Level 1 and Level 2 measurements during the period. The Fund’s policy is to recognize transfers between levels as of the end of the reporting period. At December 31, 2015, securities valued at $1,783,725 were classified as Level 2 within the fair value hierarchy because fair value procedures were applied when the change in value of a domestic equity security index suggested that the closing prices on foreign exchanges may no longer have represented the value of those securities at the time of closing of the NYSE.

2. Investments

At December 31, 2015, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$329,946
Gross unrealized depreciation	(150,114)

Net unrealized appreciation	$179,832

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Equity Trust

By	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	February 22, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	February 22, 2016

By	/s/ RICHARD F. SENNETT
Richard F. Sennett
Principal Financial Officer

Date:	February 22, 2016